Short-Term Borrowings (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Short-term Debt [Line Items]
Bank borrowings	$ 28,476	¥ 2,335,000	¥ 338,000
Current maturities of long-term indebtedness	195	16,000	530,000
Total	$ 28,671	¥ 2,351,000	¥ 868,000